Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital expenditure
Contracted for Operating leases	$ 514.7	$ 47.9
Operating lease commitment	$ 0.0	$ 33.4